BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
a)Statement of compliance
The consolidated financial statements were prepared and are being presented in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards“).
b)Basis of preparation and presentation
The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS Accounting Standards.
Assets and liabilities are classified as current when it is probable that their realization or settlement will occur in the next 12 months (normal operating cycle). Otherwise, they are classified and shown as non-current. The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.
The Statement of Cash Flows was prepared in accordance with IAS 7 – Statement of Cash Flows and reflects the changes in cash that occurred in the years presented using the indirect method.
The Board of Directors authorized the issuance of this consolidated financial statements at the meeting held on February 7, 2024.
c)Functional and reporting currency
The Company’s financial statements for the years ended December 31, 2023, 2022 and 2021 are presented in thousands of Brazilian Real/Reais (R$), unless otherwise stated.
The Company's functional and reporting currency is the Brazilian Real. Transactions in foreign currency are translated into Brazilian Reais as follows: (i) assets, liabilities and shareholders' equity (excluding capital stock and capital reserves) are translated at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are translated at the average exchange rate, except for specific transactions that are converted by the transaction date rate; and (iii) the capital stock and capital reserves are converted at the transaction date rate.
Gains and losses from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses from the translation of monetary assets and liabilities between the exchange rate prevailing at the date of the transaction and the year-end closing (except for the conversion of investments abroad) are recognized in the statement of income.
d)Basis of consolidation
Interest held in subsidiaries or joint ventures is measured under the equity method in the individual financial statements. In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and equity interest in subsidiaries are eliminated entirely. Investments in joint ventures are measured under the equity method in the consolidated financial statements.
Information on the investees is presented in Note 12.b).
e)Segment reporting
Business segments are defined as components of a company for which separate financial information is available and regularly assessed by the operational decision-making professional in definition of how to allocate funds to an individual segment and in the assessment of segment performance. Considering that: (i) all officers and managers' decisions are based on consolidated reports; (ii) the Company and its subsidiaries' mission is to provide their customers with quality telecommunications services; and (iii) all decisions related to strategic planning, finance, purchases, short- and long-term investments are made on a consolidated basis, the Company and its subsidiaries operate in a single operating segment, namely the provision of telecommunications services.
f)Significant accounting practices
Significant and relevant accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company's financial statements are included in the respective notes to which they refer.
The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2023 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2022 except for the changes required by the new pronouncements, interpretations and amendments, approved by the International Accounting Standards Board (IASB), which are effective from January 1, 2023, as follows:
•Amendment to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction: In May 2021, the IASB released amendments to IAS 12, which restrict the scope of the initial recognition exception under IAS 12, so that it does not applies more to transactions that give rise to equal taxable and deductible temporary differences. The changes shall apply to transactions occurring in annual periods beginning on or after the earliest comparative period presented. In addition, at the beginning of the earliest comparative period presented, a deferred tax asset (provided there is sufficient taxable profit available) and a deferred tax liability should also be recognized for all deductible and taxable temporary differences associated with leases and decommissioning obligations.
•Amendments to IAS 8: Definition of accounting estimates: In February 2021, the IASB issued amendments to IAS 8, which introduces the definition of 'accounting estimates'. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and error correction. In addition, they clarify how entities use measurement techniques and inputs to develop accounting estimates.
•Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies; In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments, which provide guides and examples to help entities apply materiality judgments to the disclosure of accounting policies. The amendments are to help entities disclose accounting policies that are more useful by replacing the requirement to disclose significant accounting policies for material accounting policies and adding guidance for how entities should apply the concept of materiality to make decisions about policy disclosures accounting. Since amendments to Practice Statement 2: Making Materiality Judgments provide non-mandatory guidance on applying the definition of material to accounting policy information, an adoption date for this amendment is not required.
The adoption of these amendments did not have any impact on the individual and consolidated financial statements in the initial period of adoption (January 1, 2023).
New IFRS pronouncements, issues, amendments and interpretations of the IASB
The new and amended standards and interpretations issued, but not yet effective up to the date of issue of the Company's financial statements, are described below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
•Amendments to IFRS 16 – Lease liability in a sale and leaseback: In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a lessee uses in measuring the lease liability arising from a sale and leaseback transaction, to ensure that the lessee does not recognize any amount of gain or loss related to the right of use that it retains. The changes must be applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Early application is permitted and this fact must be disclosed.
•Amendments to IAS 1: Classification of liabilities as current or non-current: In January 2020, the IASB issued changes to IAS 1, in order to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: (i) what a right to postpone settlement means; (ii) that the right to postpone must exist on the reporting date; (iii) that this classification is not affected by the likelihood of an entity exercising its right of postponement; and (iv) that only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification. Furthermore, a requirement has been introduced to require disclosure when a liability arising under a loan agreement is classified as non-current and the entity's right to defer settlement depends on compliance with future commitments within twelve months. Changes must be applied retrospectively.
•Supplier financing agreements - Amendments to IAS 7 and IFRS 7: In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments, being: Disclosures to clarify the characteristics of financing agreements of suppliers and require additional disclosure of such agreements. The disclosure requirements in the amendments are intended to assist users of financial information in understanding the effects of supplier financing arrangements on an entity's liabilities, cash flows, and exposure to liquidity risk. Early application is permitted but will need to be disclosed.
The Company estimates that the adoption of these standards and amendments will not have a significant impact on the individual and consolidated financial statements in the initial period of adoption (January 1, 2024).
The Company does not anticipate the early adoption of any pronouncement, interpretation or amendment that has been issued before application is mandatory.
g)Significant accounting judgments estimates and assumptions
The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company's management in applying its accounting policies. These estimates are based on experience, knowledge, information available at the end of the year, and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Actual results involving these estimates could differ in values from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.
The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: corporate events in 2022 and 2023 (Business Combinations), trade accounts receivable; income and social contribution taxes; property, plant and equipment; intangible assets; provision and contingencies; loans and financing, debentures, leases and other creditors; pension plans and other post-employment benefits; and financial instruments and risk and capital management.